UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-5178

Name of Fund: Merrill Lynch Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2006

Date of reporting period: 08/01/05 - 10/31/05

Item 1 - Schedule of Investments

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

Europe                 Industry                             Shares Held  Common Stocks                                     Value
===================================================================================================================================
France - 2.2%          Oil, Gas & Consumable Fuels - 2.2%       100,300  Total SA (b)                                  $ 12,639,806
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in France                   12,639,806
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 1.0%          Household Durables - 1.0%                252,100  Electrolux AB Series B                           5,872,251
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Sweden                    5,872,251
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 2.4%  Beverages - 1.1%                         420,800  Diageo Plc                                       6,220,114
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 1.3%       114,300  BP Plc (b)                                       7,589,520
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United Kingdom       13,809,634
                       ============================================================================================================
                                                                         Total Common Stocks in Europe - 5.6%            32,321,691
===================================================================================================================================
North America
===================================================================================================================================
Canada - 7.8%          Commercial Banks - 2.2%                  129,500  Bank of Montreal                                 6,346,823
                                                                127,800  National Bank of Canada                          6,407,606
                                                                                                                       ------------
                                                                                                                         12,754,429
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            177,400  BCE, Inc.                                        4,390,650
                       Services - 1.1%                           45,300  TELUS Corp. (Non-Voting Shares)                  1,701,702
                                                                                                                       ------------
                                                                                                                          6,092,352
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 1.9%                    78,100  Alcan, Inc.                                      2,474,989
                                                                113,800  Barrick Gold Corp.                               2,860,557
                                                                191,000  Noranda, Inc.                                    5,366,233
                                                                 38,200  Placer Dome, Inc.                                  755,548
                                                                                                                       ------------
                                                                                                                         11,457,327
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable Fuels - 2.6%       170,600  Cameco Corp.                                     8,213,619
                                                                147,200  EnCana Corp.                                     6,738,841
                                                                                                                       ------------
                                                                                                                         14,952,460
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Canada                   45,256,568
===================================================================================================================================
United States - 71.5%  Aerospace & Defense - 5.1%                52,300  General Dynamics Corp.                           6,082,490
                                                                101,000  Northrop Grumman Corp.                           5,418,650
                                                                208,700  Raytheon Co.                                     7,711,465
                                                                 57,900  Rockwell Collins, Inc.                           2,652,978
                                                                139,300  United Technologies Corp.                        7,143,304
                                                                                                                       ------------
                                                                                                                         29,008,887
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.2%                        40,100  General Motors Corp.                             1,098,740
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.5%                          72,700  The Coca-Cola Co.                                3,110,106
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.9%                     7,860  Ameriprise Financial, Inc.                         292,549
                                                                 32,900  The Bank of New York Co., Inc.                   1,029,441
                                                                 70,500  Morgan Stanley                                   3,835,905
                                                                                                                       ------------
                                                                                                                          5,157,895
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 3.2%                          38,700  Air Products & Chemicals, Inc.                   2,215,188
                                                                 49,600  The Dow Chemical Co.                             2,274,656
                                                                 65,600  E.I. du Pont de Nemours & Co.                    2,734,864
                                                                 90,100  Lyondell Chemical Co.                            2,414,680

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                       Industry                             Shares Held  Common Stocks                                     Value
===================================================================================================================================
                                                                 89,600  Olin Corp.                                    $  1,602,048
                                                                 47,100  Praxair, Inc.                                    2,327,211
                                                                101,000  Rohm & Haas Co.                                  4,396,530
                                                                                                                       ------------
                                                                                                                         17,965,177
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 5.2%                  262,212  Bank of America Corp.                           11,469,153
                                                                 47,100  PNC Financial Services Group, Inc.               2,859,441
                                                                 40,400  SunTrust Banks, Inc.                             2,928,192
                                                                180,000  U.S. Bancorp                                     5,324,400
                                                                 41,300  Wachovia Corp.                                   2,086,476
                                                                 82,500  Wells Fargo & Co.                                4,966,500
                                                                                                                       ------------
                                                                                                                         29,634,162
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &                     64,600  RR Donnelley & Sons Co.                          2,262,292
                       Supplies - 0.7%                          445,000  Synagro Technologies, Inc.                       1,958,000
                                                                                                                       ------------
                                                                                                                          4,220,292
                       ------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 1.5%           164,800  Hewlett-Packard Co.                              4,620,992
                                                                 51,700  International Business Machines Corp.            4,233,196
                                                                                                                       ------------
                                                                                                                          8,854,188
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.3%                   39,300  American Express Co.                             1,955,961
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.8%            129,300  Temple-Inland, Inc.                              4,762,119
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial                    310,300  Citigroup, Inc.                                 14,205,534
                       Services - 3.8%                          196,100  JPMorgan Chase & Co.                             7,181,182
                                                                                                                       ------------
                                                                                                                         21,386,716
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication            112,300  BellSouth Corp.                                  2,922,046
                       Services - 1.9%                          152,500  SBC Communications, Inc.                         3,637,125
                                                                134,700  Verizon Communications, Inc.                     4,244,397
                                                                                                                       ------------
                                                                                                                         10,803,568
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 4.9%                 62,200  American Electric Power Co., Inc.                2,361,112
                                                                 73,400  Cinergy Corp.                                    2,928,660
                                                                 84,700  Exelon Corp.                                     4,406,941
                                                                 78,200  FPL Group, Inc.                                  3,367,292
                                                                 72,800  FirstEnergy Corp.                                3,458,000
                                                                  3,000  ITC Holdings Corp.                                  82,500
                                                                171,600  PPL Corp.                                        5,377,944
                                                                 48,600  Pinnacle West Capital Corp.                      2,029,536
                                                                108,800  The Southern Co.                                 3,806,912
                                                                                                                       ------------
                                                                                                                         27,818,897
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.5%               54,700  Rockwell Automation, Inc.                        2,907,305
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment & Services - 1.9%       115,200  Halliburton Co.                                  6,808,320
                                                                 46,700  Schlumberger Ltd.                                4,238,959
                                                                                                                       ------------
                                                                                                                         11,047,279

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                       Industry                             Shares Held  Common Stocks                                     Value
===================================================================================================================================
                       Food & Staples Retailing - 0.3%           34,200  Wal-Mart Stores, Inc.                         $  1,618,002
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.8%                      40,600  General Mills, Inc.                              1,959,356
                                                                 58,000  HJ Heinz Co.                                     2,059,000
                                                                 22,400  Reddy Ice Holdings, Inc.                           487,872
                                                                                                                       ------------
                                                                                                                          4,506,228
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 1.8%                      78,800  AGL Resources, Inc.                              2,772,972
                                                                159,200  Equitable Resources, Inc.                        6,153,080
                                                                 43,800  National Fuel Gas Co.                            1,320,132
                                                                                                                       ------------
                                                                                                                         10,246,184
                       ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.5%                119,200  Newell Rubbermaid, Inc.                          2,740,408
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 3.0%                 93,600  Clorox Co.                                       5,065,632
                                                                 77,700  Kimberly-Clark Corp.                             4,416,468
                                                                140,400  Procter & Gamble Co.                             7,860,996
                                                                                                                       ------------
                                                                                                                         17,343,096
                       ------------------------------------------------------------------------------------------------------------
                       Independent Power Producers &             75,500  Duke Energy Corp.                                1,999,240
                       Energy Traders - 2.2%                    103,100  TXU Corp.                                       10,387,325
                                                                                                                       ------------
                                                                                                                         12,386,565
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 2.7%           45,700  3M Co.                                           3,472,286
                                                                355,100  General Electric Co.                            12,041,441
                                                                                                                       ------------
                                                                                                                         15,513,727
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 2.9%                         108,700  Lincoln National Corp.                           5,501,307
                                                                 64,700  Marsh & McLennan Cos., Inc.                      1,886,005
                                                                202,394  The St. Paul Travelers Cos., Inc.                9,113,802
                                                                                                                       ------------
                                                                                                                         16,501,114
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 1.9%                         109,000  Caterpillar, Inc.                                5,732,310
                                                                 80,500  Deere & Co.                                      4,884,740
                                                                                                                       ------------
                                                                                                                         10,617,050
                       ------------------------------------------------------------------------------------------------------------
                       Marine - 0.2%                             92,700  Eagle Bulk Shipping, Inc.                        1,373,814
                       ------------------------------------------------------------------------------------------------------------
                       Media - 0.8%                              97,900  The McGraw-Hill Cos., Inc.                       4,791,226
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.3%                    18,200  Newmont Mining Corp.                               775,320
                                                                 20,600  Southern Copper Corp.                            1,135,884
                                                                                                                       ------------
                                                                                                                          1,911,204
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities - 4.4%                    58,600  Ameren Corp.                                     3,082,360
                                                                 29,100  Consolidated Edison, Inc.                        1,324,050
                                                                101,800  Dominion Resources, Inc.                         7,744,944
                                                                 48,800  KeySpan Corp.                                    1,687,016
                                                                 58,500  PG&E Corp.                                       2,128,230

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

                       Industry                             Shares Held  Common Stocks                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 73,700  Public Service Enterprise Group, Inc.         $  4,634,993
                                                                 56,300  Sempra Energy                                    2,494,090
                                                                 54,600  Wisconsin Energy Corp.                           2,065,518
                                                                                                                       ------------
                                                                                                                         25,161,201
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 0.2%                   18,409  Federated Department Stores                      1,129,760
                       ------------------------------------------------------------------------------------------------------------
                       Oil, Gas & Consumable                     93,888  Chevron Corp.                                    5,358,188
                       Fuels - 11.3%                            204,000  ConocoPhillips                                  13,337,520
                                                                118,800  Consol Energy, Inc.                              7,234,920
                                                                284,200  Exxon Mobil Corp.                               15,954,988
                                                                 79,400  Marathon Oil Corp.                               4,776,704
                                                                131,200  Murphy Oil Corp.                                 6,146,720
                                                                150,000  Peabody Energy Corp.                            11,724,000
                                                                                                                       ------------
                                                                                                                         64,533,040
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 1.8%           122,900  International Paper Co.                          3,586,222
                                                                 44,800  MeadWestvaco Corp.                               1,174,656
                                                                  2,127  Neenah Paper, Inc.                                  61,789
                                                                 87,600  Weyerhaeuser Co.                                 5,548,584
                                                                                                                       ------------
                                                                                                                         10,371,251
                       ------------------------------------------------------------------------------------------------------------
                       Personal Products - 0.7%                 137,700  Avon Products, Inc.                              3,716,523
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.1%                    67,100  Abbott Laboratories                              2,888,655
                                                                115,200  Bristol-Myers Squibb Co.                         2,438,784
                                                                 32,900  Johnson & Johnson                                2,060,198
                                                                 79,300  Merck & Co., Inc.                                2,237,846
                                                                 60,400  Wyeth                                            2,691,424
                                                                                                                       ------------
                                                                                                                         12,316,907
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 1.3%                        80,200  Kimco Realty Corp.                               2,375,524
                                                                 33,700  Simon Property Group, Inc.                       2,413,594
                                                                 77,500  Taubman Centers, Inc.                            2,555,175
                                                                                                                       ------------
                                                                                                                          7,344,293
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.3%                   83,700  Limited Brands                                   1,674,837
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage Finance - 0.2%         19,500  Freddie Mac                                      1,196,325
                       ------------------------------------------------------------------------------------------------------------
                       Wireless Telecommunication                88,600  Sprint Nextel Corp.                              2,065,266
                       Services - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in the United States       408,789,313
                       ============================================================================================================
                                                                         Total Common Stocks in North America - 79.3%   454,045,881
===================================================================================================================================

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005                 (in U.S. dollars)

Pacific Basin/Asia     Industry                             Shares Held  Common Stocks                                     Value
===================================================================================================================================
Australia - 4.9%       Metals & Mining - 4.9%                   781,400  Alumina Ltd.                                  $  3,380,334
                                                                563,600  BHP Billiton Ltd.                                8,737,691
                                                              1,450,400  BlueScope Steel Ltd.                             9,178,649
                                                                169,470  Rio Tinto Ltd.                                   7,129,941
                                                                                                                       ------------
                                                                                                                         28,426,615
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Australia                28,426,615
===================================================================================================================================
China - 0.5%           Metals & Mining - 0.5%                    44,580  Aluminum Corp. of China Ltd. (b)                 2,693,969
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in China                     2,693,969
                       ============================================================================================================
                                                                         Total Common Stocks in the Pacific
                                                                         Basin/Asia - 5.4%                               31,120,584
                       ============================================================================================================
                                                                         Total Common Stocks
                                                                         (Cost - $373,800,077) - 90.3%                  517,488,156
-----------------------------------------------------------------------------------------------------------------------------------

North America                                               Face Amount  Trust Preferreds
===================================================================================================================================
United States - 0.2%   Automobiles - 0.2%                   $ 2,000,000  Ford Motor Co. Capital Trust II, 6.50%
                                                                         due 1/15/2032 (c)                                1,269,348
                       ------------------------------------------------------------------------------------------------------------
                                                                         Total Trust Preferreds
                                                                         (Cost - $2,000,000) - 0.2%                       1,269,348
===================================================================================================================================

                                                             Beneficial
                                                               Interest  Short-Term Securities
===================================================================================================================================
                                                            $62,244,348  Merrill Lynch Liquidity Series, LLC Cash
                                                                         Sweep Series I (a)                              62,244,348
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $62,244,348) - 10.9%                    62,244,348
===================================================================================================================================
                       Total Investments (Cost - $438,044,425*) - 101.4%                                                581,001,852

                       Liabilities in Excess of Other Assets - (1.4%)                                                    (8,079,049)
                                                                                                                       ------------
                       Net Assets - 100.0%                                                                             $572,922,803
                                                                                                                       ------------

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 438,044,432
                                                                  =============
      Gross unrealized appreciation                               $ 154,950,878
      Gross unrealized depreciation                                 (11,993,458)
                                                                  -------------
      Net unrealized appreciation                                 $ 142,957,420
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                             Net Activity         Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series,
         LLC Cash Sweep Series I           $ 15,152,480                $ 444,923
      Merrill Lynch Liquidity Series,
         LLC Money Market Series           $ (5,273,600)               $     694
      --------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund
Schedule of Investments as of October 31, 2005

(b)   Depositary receipts.
(c)   Convertible security.

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Equity Dividend Fund


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: December 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Equity Dividend Fund

Date: December 17, 2005


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Equity Dividend Fund

Date: December 17, 2005